Shareholder Report	12 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000110026
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class A
Trading Symbol	SPWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000110027
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class C
Trading Symbol	SPWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 221
Expense Ratio, Percent	2.06%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000110028
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	STSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000110029
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SPWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000110030
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Trading Symbol	STSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000213181
Shareholder Report [Line Items]
Fund Name	Stephens Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	STSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 2000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 2000 Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 364,382,179
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 2,854,258
InvestmentCompanyPortfolioTurnover	37.00%
C000110032
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	SMFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000110033
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	SMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.94%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000110034
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class R5
Trading Symbol	SFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000110035
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000110031
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Trading Symbol	STMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000210485
Shareholder Report [Line Items]
Fund Name	Stephens Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	SFMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon Stephens Mid-Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell Midcap Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell Midcap Growth Index reflects the market sectors in which the Fund invests.

AssetsNet	$ 800,155,455
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 5,993,794
InvestmentCompanyPortfolioTurnover	24.00%
C000110036
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class A
Trading Symbol	BWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000110037
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class C
Trading Symbol	BWLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 207
Expense Ratio, Percent	1.93%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000110038
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class R5
Trading Symbol	BRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000110039
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class Y
Trading Symbol	BWLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000110040
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Trading Symbol	BWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000190448
Shareholder Report [Line Items]
Fund Name	Man Large Cap Value Fund
Class Name	Class R6
Trading Symbol	BWLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Man Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Value Index as the broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Value Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 239,711,367
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,736,726
InvestmentCompanyPortfolioTurnover	64.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Value Fund (formerly known as American Beacon Bridgeway Large Cap Value Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000144085
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	AHLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 3,072,928,252
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 44,861,883
C000144086
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	AHLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 260
Expense Ratio, Percent	2.59%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 3,072,928,252
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 44,861,883
C000144088
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class R5
Trading Symbol	AHLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 3,072,928,252
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 44,861,883
C000144087
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Class Name	Class Y
Trading Symbol	AHLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.63%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 3,072,928,252
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 44,861,883
C000144089
Shareholder Report [Line Items]
Fund Name	AHL Managed Futures Strategy Fund
Trading Symbol	AHLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.91%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 3,072,928,252
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 44,861,883
C000162332
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class A
Trading Symbol	BLYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000162333
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class C
Trading Symbol	BLYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000162334
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class R5
Trading Symbol	BRLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000162336
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	BLYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000162335
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Trading Symbol	BLYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.12%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000202403
Shareholder Report [Line Items]
Fund Name	Man Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	BLYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.77%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR is replacing the Russell 1000 Growth Index as broad-based securities market index to comply with a new regulatory requirement. The Russell 1000 Growth Index reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 201,325,898
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,095,857
InvestmentCompanyPortfolioTurnover	52.00%
Material Fund Change Adviser [Text Block]

The Board of the Trust, at the recommendation of the Manager, approved; (i) the termination of the investment advisory agreement among the Manager, Bridgeway Capital Management, LLC and the Trust, on behalf of the American Beacon Man Large Cap Growth Fund (formerly known as American Beacon Bridgeway Large Cap Growth Fund), effective April 30, 2024, and (ii) a new investment advisory agreement among the Manager, Numeric Investors LLC, and the Trust on behalf of the Funds, effective May 1, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000213183
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class A
Trading Symbol	AHTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

Material Change Date		Dec. 31, 2023
AssetsNet	$ 277,718,436
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,597,444
InvestmentCompanyPortfolioTurnover	138.00%
Material Fund Change Expenses [Text Block]

Effective May 1, 2024, the contractual expense limitation for the A Class was increased from 0.00% to 1.44% (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses related to securities sold short, litigation and other extraordinary expenses).

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since December 31, 2023.
C000213182
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class C
Trading Symbol	AHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.19%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

AssetsNet	$ 277,718,436
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,597,444
InvestmentCompanyPortfolioTurnover	138.00%
C000207200
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class R5
Trading Symbol	AHTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

AssetsNet	$ 277,718,436
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,597,444
InvestmentCompanyPortfolioTurnover	138.00%
C000207201
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Class Name	Class Y
Trading Symbol	AHTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

AssetsNet	$ 277,718,436
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,597,444
InvestmentCompanyPortfolioTurnover	138.00%
C000207202
Shareholder Report [Line Items]
Fund Name	AHL TargetRisk Fund
Trading Symbol	AHTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL TargetRisk Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.53%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Dec. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]

The S&P 500 Index TR and Bloomberg Global-Aggregate Total Return Index Value Hedged USD are replacing the 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD and the MSCI World Index as the broad-based securities market indices to comply with a new regulatory requirement. The 60% MSCI ® World Index Hedged to USD / 40% Bloomberg Global-Aggregate Total Return Index Value Hedged to USD reflects the market sectors in which the Fund invests.

AssetsNet	$ 277,718,436
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 2,597,444
InvestmentCompanyPortfolioTurnover	138.00%
C000244413
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class A
Trading Symbol	AHMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.56%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 37,959,237
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	141.00%
C000244414
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class C
Trading Symbol	AHMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 235
Expense Ratio, Percent	2.31%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 37,959,237
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	141.00%
C000244412
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class Y
Trading Symbol	AHMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 37,959,237
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	141.00%
C000244411
Shareholder Report [Line Items]
Fund Name	AHL Multi-Alternatives Fund
Class Name	Class R6
Trading Symbol	AHMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon AHL Multi-Alternatives Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Performance Inception Date	Aug. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index as broad-based securities market index to comply with a new regulatory requirement.
AssetsNet	$ 37,959,237
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	141.00%